PROPERTY AND EQUIPMENT, NET - Additional Information (Details)	6 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
PROPERTY AND EQUIPMENT, NET
Depreciation	$ 207,568	¥ 1,355,970	¥ 397,972
Gain (Loss) on Disposition of Property Plant Equipment	$ 168	¥ 1,095	¥ 3,189